united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 7/31

Date of reporting period: 10/31/15

Item 1. Schedule of Investments.

Astor Active Income ETF Fund
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 95.5%
		DEBT FUNDS - 85.7%
	4,119	Guggenheim Enhanced Short Duration ETF	$ 206,032
	241	iShares iBoxx $ Investment Grade Corporate Bond ETF	28,057
	1,320	iShares iBoxx $ High Yield Corporate Bond ETF	112,952
	1,891	iShares Intermediate Credit Bond ETF	205,741
	471	iShares Interest Rate Hedged High Yield Bond ETF	41,332
	1,097	iShares Short Maturity Bond ETF	54,883
	2,121	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	205,546
	941	PowerShares Build America Bond Portfolio	27,458
	7,753	PowerShares Senior Loan Portfolio	178,319
	2,888	ProShares Short 20+ Year Treasury *	71,016
	1,439	SPDR Blackstone / GSO Senior Loan ETF	68,554
			1,199,890
		EQUITY FUNDS - 9.8%
	1,817	iShares Core High Dividend ETF	136,693

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,371,119)	1,336,583

		TOTAL INVESTMENTS - 95.5% (Cost $1,371,119) (a)	$ 1,336,583
		LIABILITIES IN EXCESS OF OTHER ASSETS - 4.5%	63,394
		TOTAL NET ASSETS - 100.0%	$ 1,399,977

*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,372,809 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,600
		Unrealized Depreciation:	(40,826)
		Net Unrealized Depreciation:	$ (36,226)

Astor Long/Short ETF Fund
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 92.0%
		ASSET ALLOCATION FUNDS - 2.9%
	34,853	CurrencyShares Euro Trust *	$ 3,755,759

		DEBT FUNDS - 16.4%
	60,247	iShares Core U.S. Aggregate Bond ETF	6,594,034
	83,087	iShares iBoxx $ High Yield Corporate Bond ETF	7,109,755
	51,536	iShares Short Maturity Bond ETF	2,578,346
	108,372	SPDR Blackstone / GSO Senior Loan ETF	5,162,842
			21,444,977
		EQUITY FUNDS - 72.7%
	323,517	First Trust Large Cap Core AlphaDEX Fund	14,415,917
	49,863	Guggenheim S&P 500 Equal Weight ETF	3,924,218
	95,107	iShares Core S&P 500 ETF	19,882,118
	174,437	iShares Core S&P Total US Stock Market ETF	16,538,372
	110,494	iShares MSCI EAFE ETF	6,752,288
	375,709	iShares MSCI USA Minimum Volatility ETF	15,764,750
	86,598	iShares US Real Estate ETF	6,526,025
	59,853	Powershares QQQ Trust Series 1	6,783,140
	17,292	SPDR S&P MidCap 400 ETF Trust	4,542,781
			95,129,609

		TOTAL EXCHANGE TRADED FUNDS (Cost $116,512,007)	120,330,345

		SHORT-TERM INVESTMENTS - 8.0%
	10,498,149	UB Institutional Trust Deposit 0.15% + (Cost $10,498,149)	10,498,149

		TOTAL INVESTMENTS - 100.0% (Cost $127,010,156) (a)	$ 130,828,494
		LIABILTIES IN EXCESS OF OTHER ASSETS - (0.0) %	(39,785)
		TOTAL NET ASSETS - 100.0%	$ 130,788,709

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $127,020,486 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 5,213,538
		Unrealized Depreciation:	(1,405,530)
		Net Unrealized Appreciation:	$ 3,808,008

Astor S.T.A.R. ETF Fund
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 99.2%
		DEBT FUNDS - 7.0%
	105,103	iShares Core U.S. Aggregate Bond ETF	$ 11,503,523

		EQUITY FUNDS - 92.2%
	540,900	First Trust Consumer Discretionary AlphaDEX Fund	19,320,948
	272,823	First Trust Consumer Staples AlphaDEX Fund	11,976,930
	1,150,386	First Trust Financial AlphaDEX Fund	27,344,675
	295,067	First Trust Health Care AlphaDEX Fund *	17,597,796
	375,847	First Trust Large Cap Core AlphaDEX Fund	16,747,742
	332,598	First Trust Mid Cap Core AlphaDEX Fund	16,749,635
	355,682	First Trust Small Cap Core AlphaDEX Fund	16,354,258
	759,992	First Trust Technology AlphaDEX Fund	25,740,929
			151,832,913

		TOTAL EXCHANGE TRADED FUNDS (Cost $162,424,831)	163,336,436

		SHORT-TERM INVESTMENTS - 0.9%
	1,555,538	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% + (Cost $1,555,538)	1,555,538

		TOTAL INVESTMENTS - 100.1% (Cost $163,980,369) (a)	$ 164,891,974
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(266,570)
		TOTAL NET ASSETS - 100.0%	$ 164,625,404

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $163,980,369 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,213,151
		Unrealized Depreciation:	(1,301,546)
		Net Unrealized Appreciation:	$ 911,605

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)
Shares			Value

	EXCHANGE TRADED FUNDS - 93.0%
	DEBT FUNDS - 44.1%
1,600	iShares 20+ Year Treasury Bond ETF		$ 196,448
4,700	iShares Core U.S. Aggregate Bond ETF		514,415
			710,863
	EQUITY FUNDS - 48.9%
1,000	Guggenheim S&P 500 Equal Weight ETF		78,700
800	Guggenheim S&P 500 Pure Growth ETF		66,368
1,300	Guggenheim S&P 500 Pure Value ETF		66,911
2,300	iShares MSCI USA Minimum Volatility ETF		96,508
600	iShares Russell 2000 ETF		69,204
500	iShares Russell Mid-Cap ETF		82,555
1,100	iShares Select Dividend ETF		84,557
700	Powershares QQQ Trust Series 1		79,331
400	SPDR S&P 500 ETF Trust		83,172
1,000	Vanguard REIT ETF		79,890
			787,196

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,507,128)		1,498,059

	SHORT-TERM INVESTMENTS - 3.1%
49,350	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% * ^		49,350
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,350)		49,350

	TOTAL INVESTMENTS - 96.1% (Cost $1,556,478) (a)		$ 1,547,409
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		63,173
	TOTAL NET ASSETS - 100.0%		$ 1,610,582

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
^ A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,556,478 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 12,714
		Unrealized Depreciation:	(21,783)
		Net Unrealized Depreciation:	$ (9,069)

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2015 (Unaudited)

FUTURES CONTRACTS ^

Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Appreciation (Depreciation)
3	Canadian 10 Year Bond Dec 2015	Deutsche Bank	$ 320,580	$ (2,845)
1	Long Gilt Future Dec 2015	Deutsche Bank	181,288	385
2	US 10 Year Future Dec 2015	Deutsche Bank	255,376	1,156
1	World Sugar Mar 2016	Deutsche Bank	16,262	1,243
			Net Unrealized Loss from Open Long Futures Contracts	$ (61)
Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Appreciation (Depreciation)
1	Australian Dollar Future Dec 2015	Deutsche Bank	$ 71,170	$ 1,210
2	British Pound Future Dec 2015	Deutsche Bank	192,775	(2,669)
1	Copper Future Dec 2015	Deutsche Bank	57,938	913
2	Corn Future Dec 2015	Deutsche Bank	38,225	(625)
1	Euro-Bund Future Dec 2015	Deutsche Bank	173,811	(177)
1	Japanese Yen Future Dec 2015	Deutsche Bank	103,600	(344)
3	Natural Gas Future Dec 2015	Deutsche Bank	69,630	7,770
1	Soybean Future Jan 2015	Deutsche Bank	44,288	938
1	Wheat Future Dec 2015	Deutsche Bank	26,100	(1,475)
			Net Unrealized Gain from Open Short Futures Contracts	$ 5,541

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of October 31, 2015 the amount of unrealized gain on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $5,480.

Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015, for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,336,583	$ -	$ -	$ 1,336,583
Total	$ 1,336,583	$ -	$ -	$ 1,336,583

Astor Long/Short ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 120,330,345	$ -	$ -	$ 120,330,345
Short-Term Investments	10,498,149	-	-	10,498,149
Total	$ 130,828,494	$ -	$ -	$ 130,828,494

Astor S.T.A.R. ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 163,336,436	$ -	$ -	$ 163,336,436
Short-Term Investments	1,555,538	-	-	1,555,538
Total	$ 164,891,974	$ -	$ -	$ 164,891,974

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,498,059	$ -	$ -	$ 1,498,059
Open Futures Contracts ***	5,480	-	-	5,480
Short-Term Investments	49,350	-	-	49,350
Total	$ 1,552,889	$ -	$ -	$ 1,552,889
There were no transfers into and out of Levels during the current periods presented.
It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized appreciation on futures contracts open at October 31, 2015

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.
Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the AMA is as follows:
	Inception Date as of CFC	CFC Net Assets as of October 31, 2015	% of Fund Net Assets as of October 31, 2015
AMA-CFC	6/15/15	$61,573	3.8%

The Fund currently invests a portion of its assets in the Partnership through AMA. AMA maintained a controlling interest in the Partnership during the period ended October 31, 2015 and consolidated the operations of the Partnership for the period ended October 31, 2015. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. As of October 31, 2015 the percentage of the Fund’s net assets invested in the Partnership was 3.8%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 12/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 12/28/2015

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 12/28/2015